Derivative financial instruments - Derivatives held for risk management (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 42,625,605		£ 41,887,957
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	264	£ 182
Derivative liabilities held for risk management	(943)		602
Held for risk management [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	110,028	109,762	£ 109,762
Held for risk management [Member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,596	10,849
Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	98,432	98,913
Held for risk management [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	264	182
Derivative liabilities held for risk management	(943)	(602)
Held for risk management [Member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	264	182
Derivative liabilities held for risk management	(943)	(602)
Held for risk management [Member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	46,318	45,679
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	116	28
Derivative liabilities held for risk management	0	(1)
Held for risk management [Member] | Cash flow hedges [member] | Currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	0
Held for risk management [Member] | Cash flow hedges [member] | Currency swaps [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	67	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,819	2,085
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	43,499	43,594
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	49	28
Derivative liabilities held for risk management	0	(1)
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0
Held for risk management [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	62,919	62,938
Held for risk management [Member] | Fair value hedges [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	54,933	55,319
Held for risk management [Member] | Fair value hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	123	124
Derivative liabilities held for risk management	(943)	(601)
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,986	7,619
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	123	124
Derivative liabilities held for risk management	(943)	(601)
Held for risk management [Member] | Fair value hedges [member] | Forward foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Held for risk management [Member] | Fair value hedges [member] | Forward foreign exchange [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	791	1,145
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	25	30
Derivative liabilities held for risk management		0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	791	1,145
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	25	30
Derivative liabilities held for risk management	£ 0	£ 0